Employee information	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Employee information
5. Employee information

All figures in £ millions	Notes	2024	2023	2022
Employee benefit expense
Wages and salaries (including termination costs)		1,188	1,252	1,382
Social security costs		100	107	113
Share-based payment costs	26	42	37	35
Retirement benefits – defined contribution plans	25	41	45	46
Retirement benefits – defined benefit plans	25	40	26	29
Total		1,411	1,467	1,605
An additional £2m of share-based payment costs (2023: £3m; 2022: £3m) in respect of remuneration for post-acquisition services for recent acquisitions is included in other net gains and losses in the income statement.
The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2024	2023	2022
Employee numbers
UK	2,798	3,045	3,244
Other European countries	681	633	809
US	9,258	10,125	11,357
Canada	315	398	522
Asia Pacific	3,111	3,257	3,369
Other countries	861	902	1,137
Total	17,024	18,360	20,438